Stock-Based Compensation Plans (Schedule of Comparative Date for Performance Stock Units) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per-share fair value	$ 121.75	$ 88.48	$ 77.13
Volatility	22.20%	22.60%	24.90%
Risk-free interest rate	1.57%	1.59%	1.39%
Service period (years)	2 years 10 months 24 days	2 years 10 months 24 days	2 years 2 months 12 days
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	10,761	10,340	16,149
Per-share fair value	$ 142.55	$ 112.60	$ 139.51
Volatility	25.20%	30.80%	21.20%
Risk-free interest rate	0.93%	0.33%	0.25%
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	10,761	14,061	16,149
Per-share fair value	$ 113.14	$ 82.80	$ 139.51